Long-Term Debt Long Term Debt (Schedule of Equity Units) (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Aug. 15, 2016
Capital Unit [Line Items]
Stock Purchase Contract Liability		$ 111,000,000	$ 212,000,000
Total payments		$ 101,000,000	$ 94,000,000
Capital Unit, Class A
Capital Unit [Line Items]
Stock Purchase Contract Liability	[1],[2]				$ 190,600,000
Total Long-term Debt				$ 1,400,000,000
Capital Unit, Class A | Remarketable Subordinated Notes, 2016 Series A-1, due August 15, 2021
Capital Unit [Line Items]
Total Long-term Debt					700,000,000
Capital Unit, Class A | Remarketable Subordinated Notes, 2016 Series A-2, due August 15, 2024
Capital Unit [Line Items]
Total Long-term Debt					$ 700,000,000

[1]	Payments of $101 million and $94 million were made in 2017 and 2016, respectively, including payments for the remarketed 2013 Series A and B notes and the remarketed 2014 Series A notes. The stock purchase contract liability was $111 million and $212 million at December 31, 2017 and 2016, respectively.
[2]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.